As filed with the Securities and Exchange Commission on August 12, 1998
                                                             File Nos. 333-08045
                                                                       811-07705


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                         Post-Effective Amendment No. 4
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 4

                           Kayne Anderson Mutual Funds
             (Exact Name of Registrant as Specified in its Charter)

                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
                     (Address of Principal Executive Office)

                                 (310) 556-2721
              (Registrant's Telephone Number, Including Area Code)

                                William T. Miller
                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
                     (Name and Address of Agent for Service)
                            _________________________
                  Approximate Date of Proposed Public Offering:
             As soon as practicable after the effective date hereof.

             It is proposed that this filing will become effective:
             ___ immediately upon filing pursuant to Rule 485(b)
             ___ on , pursuant to Rule 485(b)
             _X_ 60 days after filing pursuant to Rule 485(a)
             ___ on _______________, pursuant to Rule 485(a)

         Pursuant to Rule 24f-2 under the  Investment  Company Act of 1940,  the
Registrant  has  registered  an  indefinite   number  of  securities  under  the
Securities Act of 1933.
                                   __________

                     Please Send Copy of Communications to:

                              DAVID A. HEARTH, ESQ.
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104
                                 (415) 835-1600

                           Kayne Anderson Mutual Funds

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement

         Prospectus Supplement

         Part C - Other Information

         Signature Page

      ---------------------------------------------------------------------

                                     PART A

                               COMBINED PROSPECTUS

                           Kayne Anderson Mutual Funds

                      Kayne Anderson Rising Dividends Fund
               Kayne Anderson Small-Mid Cap Rising Dividends Fund Kayne Anderson International Rising Dividends Fund Kayne Anderson Intermediate Total Return Bond Fund
                 Kayne Anderson Intermediate Tax-Free Bond Fund

      ---------------------------------------------------------------------





   Incorporated by Reference to Registrant's Post-Effective Amendment Number 3
                   Filed with the Commission on April 30, 1998

                           KAYNE ANDERSON MUTUAL FUNDS

                        Supplement dated October __, 1998
                         to Prospectus dated May 1, 1998



For shareholders and prospective shareholders of the Kayne Anderson Small-Mid Cap Rising Dividends Fund only:

         Beginning October __, 1998, this Fund changed its name to the Kayne Anderson Small Cap Rising Dividends Fund. This Fund's investment objective of long-term capital appreciation, with dividend income as a secondary consideration, has not changed. The Adviser will continue to follow its "rising dividends" philosophy for this Fund.

         Under normal conditions, the Fund will now seek to maintain a weighted average market capitalization within the range for small capitalization companies, but typically at the very highest segment of that range. As stated in the prospectus, the Adviser currently considers small cap companies to be those companies having market capitalizations up to approximately $1 billion.

         Because the Fund will seek to maintain an average market capitalization for its portfolio companies of approximately $1 billion, fluctuations in the market value for some or all of those portfolio companies may cause this Fund to exceed (or fall below) that target temporarily. The Fund remains able to invest in companies having market capitalizations of up to $3 billion (at the time of investment) while being mindful of its target portfolio average of approximately $1 billion.

          ------------------------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                           Kayne Anderson Mutual Funds

                      Kayne Anderson Rising Dividends Fund
               Kayne Anderson Small-Mid Cap Rising Dividends Fund Kayne Anderson International Rising Dividends Fund Kayne Anderson Intermediate Total Return Bond Fund
                 Kayne Anderson Intermediate Tax-Free Bond Fund



          ------------------------------------------------------------



   Incorporated by Reference to Registrant's Post-Effective Amendment Number 3
                   Filed with the Commission on April 30, 1998

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION


               ---------------------------------------------------

                           KAYNE ANDERSON MUTUAL FUNDS
                                 ______________

                                    FORM N-1A
                                 ______________

                                     PART C
                                 ______________


Item 24.          Financial Statements and Exhibits
         (a)      Financial Statements:

                  (1) Independent Auditor's Report dated as of January 27, 1998, Statement of Assets and Liabilities as of December 31, 1997, Statements of Operations and Notes to Financial Statements for the Kayne Anderson Mutual Funds are incorporated in Part B by reference to Registrant's Annual Report to Shareholders for the fiscal year ended December 31, 1997.

         (b)      Exhibits:

                  (1)      Agreement and Declaration of Trust.(1)

                  (2)      By-Laws.(1)

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.

                  (5)      Form of Investment Management Agreement.(1)

                  (6)      Form of Underwriting Agreement.(3)

                  (7)      Benefit Plan(s) - Not applicable.

                  (8)      Form of Custodian Agreement.(2)

                  (9)      Form of Administration Services Agreement.(3)

                  (10) Consent and Opinion of Counsel as to legality of shares.(2)

                  (11)     Consent of Independent Public Accountants.(4)

                           (11a)    Consent of Tait, Weller & Baker

                           (11b)    Consent of Briggs, Bunting & Dougherty, LLP

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)     Subscription Agreement.(3)

                  (14)     Model Retirement Plan Documents.(4)

                  (15)     Rule 12b-1 Plan - Not Applicable.

                  (16)     Performance Computation.(4)

                  (27)     Financial Data Schedule.

----------

(1) Incorporated by reference to the Form N-1A Registration Statement filed on July 12, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on September 18, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 2 to the Form N1-A Registration Statement filed on September 26, 1996.


(4) Incorporated by reference to Post-Effective Amendment No. 3 to the Form N1-A Registration Statement filed on April 30, 1998.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Kayne Anderson Investment Management, LLC, a California limited liability company, is the manager of each series of the Registrant. Richard A. Kayne and Allan M. Rudnick are managers of Kayne Anderson Investment Management, LLC and John Edward Anderson is a member. Collectively, Messrs. Kayne, Rudnick and Anderson own 89.5% of the equity interests in Kayne Anderson Investment Management, LLC.

                  Messrs. Kayne and Anderson also are the sole shareholders and directors of Kayne Anderson Investment Management, Inc., a California corporation, the general partner of KAIM NonTraditional, L.P., a California limited partnership and a registered investment adviser. As the sole shareholders of Kayne Anderson Investment Management, Inc., Messrs. Kayne and Anderson together indirectly own 84.9% of the partnership interests in KAIM Non-Traditional, L.P.

                  Messrs.   Kayne  and  Anderson  together  hold  86.3%  of  the
outstanding voting stock of KA Associates, Inc., a California corporation and a registered broker-dealer.


Item 26.  Number of Holders of Securities

                  As of July 31, 1998 there were 254 shareholders in the Rising Dividends Fund, 92 shareholders in the Small-Mid Cap Rising Dividends Fund, 97 shareholders in the International Rising Dividends Fund, 8 shareholders in the Intermediate Total Return Bond Fund and 9 shareholders in the Intermediate Tax-Free Bond Fund.

Item 27.  Indemnification

                  Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

                  Information about Richard A. Kayne, Allan M. Rudnick, and William T. Miller is set forth in Part B under "Management of the Funds."

                  John Edward Anderson is a member of Kayne Anderson Investment Management, LLC and a shareholder and director of Kayne Anderson Investment Management, Inc., the general partner of KAIM Non-Traditional, L.P. Mr. Anderson has been involved with these organizations (or their predecessors) as an equity owner and director since 1984. Since May, 1992, Mr. Anderson has been the Chief Executive Officer and President of Topa Equities, Ltd., a holding company for a thrift institution.

Item 29.  Principal Underwriter.

         (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:

                           Advisors Series Trust
                           Guinness Flight Investment Funds
                           Fleming Funds, Inc.
                           Fremont Mutual Funds, Inc.
                           Jurika & Voyles Fund Group
                           Masters Select Investment Trust
                           O'Shaughnessy Funds, Inc.
                           PIC Investment Trust
                           Professionally Managed Portfolios -
                                   -     Academy Value Fund
                                   -     Avondale Total Return Fund
                                   -     Boston Balanced Fund
                                   -     Osterweis Fund
                                   -     Perkins Discovery Fund
                                   -     Perkins Opportunity Fund
                                   -     ProConscience Womens Equity Fund
                                   -     Trent Equity Fund
                                   -     Leonetti Balanced Fund
                                   -     Lighthouse Contrarian Fund
                                   -     U.S. Global Leaders Growth Fund
                                   -     Harris, Bretall, Sullivan & Smith Funds
                                   -     Pzena Focused Value Fund
                                   -     Titan Financial Services Fund
                                   -     PGP Korea Growth Fund
                                   -     PGP Asia Growth Fund
                           The Purisima Funds
                           Rainier Investment Management Mutual Funds
                           RNC Mutual Fund Group, Inc.
                           UBS Private Investor Funds

         (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:

Name and Principal                   Position and Offices with First               Positions and Offices
Business Address*                    Fund Distributors, Inc.                          with Registrant
------------------                   -------------------------------               ---------------------
Robert H. Wadsworth                  President and Treasurer                        Assistant Secretary
Steven J. Paggioli                   Vice President and Secretary                           None
Eric M. Banhazl                      Vice President                                 Assistant Treasurer

* The principal business address of persons and entities listed is 4455 East Camelback Road, Suite 261E, Phoenix, AZ 85018.


Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of
Rule 31a-1(b)), which will be kept by the Registrant at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, California 90067

Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
discussed in Parts A and B.

Item 32.  Undertakings.

                  (a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 11th day of August, 1998.


                                         Kayne Anderson Mutual Funds



                                         By:      Allan M. Rudnick*
                                                  ---------------------------
                                                  Allan M. Rudnick
                                                  Principal Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/Richard Alan Kayne*                      Chairman of the Board of                    August 11, 1998
----------------------                      Trustees
Richard Alan Kayne

/s/Allan M. Rudnick*                        President, Principal Executive              August 11, 1998
----------------------                      Officer and Trustee
Allan M. Rudnick

/s/William T. Miller*                       Principal Financial and                     August 11, 1998
----------------------                      Accounting Officer, and
William T. Miller                           Trustee


/s/Carl D. Covitz*                          Trustee                                     August 11, 1998
----------------------
Carl D. Covitz

/s/ Arnold Brustin*                         Trustee                                     August 11, 1998
----------------------
Arnold Brustin

/s/ Gerald I. Isenberg*                     Trustee                                     August 11, 1998
-----------------------
Gerald I. Isenberg

/s/ William H. Waldorf*                     Trustee                                     August 11, 1998
-----------------------
William H. Waldorf

* By:     /s/ Eric M. Banhazl
         ------------------------
         Eric M. Banhazl, pursuant
         to a Power of Attorney as filed
         with post-effective Amendment No. 3

                                                             File Nos. 333-08045
                                                                       811-07705

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                            -------------------------



                                    EXHIBITS

                                       to

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940


                            -------------------------


                           Kayne Anderson Mutual Funds
             (Exact Name of Registrant as Specified in its Charter)

                                Exhibit(s) Index



Exhibit No.       Document                                          Page No.
-----------       --------                                          --------
(27)              Financial Data Schedules                          ________